Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel floating_storage_unit lease	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Sep. 30, 2018
Related Party Transaction [Line Items]
Voyage revenues	$ 591,103	$ 601,256	$ 510,762
Operating Costs and Expenses	116,396	111,585	117,658
Time-charter hire expenses	23,564	19,994	7,670
General and administrative expenses	(26,904)	(22,521)	(28,512)
Restructuring charges (notes 12a and 18)	0	(3,315)	(1,845)
Equity income (loss)	$ 72,233	58,819	53,546
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | lease	9
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel	6
Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel	6
Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel	4
Bahrain Spirit
Related Party Transaction [Line Items]
Term of charter contract (in years)	21 years			21 years
Number of vessels | floating_storage_unit	1
Advances to affiliates
Related Party Transaction [Line Items]
Voyage revenues	$ 37,481	49,257	19,612
Operating Costs and Expenses	6,505	6,629	17,852
Time-charter hire expenses	23,564	19,994	7,670
General and administrative expenses	(15,779)	(15,393)	(15,395)
Restructuring charges (notes 12a and 18)	0	(400)	0
Equity income (loss)	2,424	1,316	520
Advances to affiliates | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Equity income (loss)	$ 2,400	$ 1,300	500
Advances to affiliates | Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel	6
Advances to affiliates | Pan Union Joint Venture | Newbuildings
Related Party Transaction [Line Items]
Number of vessels | vessel		4
Advances to affiliates | Teekay Corporation
Related Party Transaction [Line Items]
Length of charter contract (in years)	10 years
Advances to affiliates | Bahrain LNG Joint Venture | Management Service [Member]
Related Party Transaction [Line Items]
Voyage revenues		$ 6,500	1,600
Revenue Not from Contract with Customer	$ 8,700
Advances to affiliates | Bahrain LNG Joint Venture | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 28,800	30,600	8,600
Advances to affiliates | Teekay Marine Solutions (Bermuda) Ltd.
Related Party Transaction [Line Items]
Voyage revenues		2,000	1,600
Advances to affiliates | Teekay corporation | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues		12,200
Employee severance
Related Party Transaction [Line Items]
Restructuring charges (notes 12a and 18)		(2,900)	$ (1,800)
Employee severance | Advances to affiliates
Related Party Transaction [Line Items]
Restructuring charges (notes 12a and 18)		$ (400)